Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA  19103-6996

215-988-2700

215-988-2757 (Fax)

www.dbr.com

April 1, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, NE

Washington, DC 20549

Re:

Conestoga Funds (the “Trust”)

Preliminary Proxy Statement

(File Nos. 333-90720 and 811-21120)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find the Trust’s Preliminary Proxy Statement, Notice of Special Meeting of Shareholders and Form of Proxy (together, the “Proxy Materials”).  These Proxy Materials are being filed in connection with a Special Meeting of Shareholders of the Conestoga SMid Cap Fund (the "SMid Cap Fund") to be held on June 10, 2015 for the purpose of:  the approval of a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, for Investors Class shares of the SMid Cap Fund; the approval of a shareholder servicing plan for Institutional Class shares of the SMid Cap Fund; and to transact such other business as may properly come before the meeting or any adjournment thereof.

Please do not hesitate to contact me at (215) 988-3328 if you have any comments or questions.

Sincerely,

/s/ Andrew E. Seaberg

     Andrew E. Seaberg